Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

Note 28. Revenue from contracts with customers

The amount of revenue from contracts with customers is as shown:

	Year ended December 31,
	2023	2022	2021
Retail sales (1) (Note 40)	20,226,311	19,754,076	16,105,756
Service revenue (2) (Note 40)	819,493	741,246	609,303
Other revenue (3) (Note 40)	76,283	124,351	207,326
Total revenue from contracts with customers	21,122,087	20,619,673	16,922,385

(1)	Retail sales represent the sale of goods and real estate projects net of returns and sales rebates.

This amount includes the following items:

	Year ended December 31,
	2023	2022	2021
Retail sales, net of sales returns and rebates	20,176,915	19,725,311	16,048,995
Sale of real estate project inventories (a)	49,396	28,765	56,761
Total retail sales	20,226,311	19,754,076	16,105,756

(a)	As of December 31, 2023, it corresponds to the sale of the inventory of the Galería la 33 real estate project for $29,208, the Carulla Calle 100 real estate project for $18,000 and 20.43% of La Secreta land for $2,188. As of December 31, 2022, it corresponds to the sale of a percentage of the inventory of the Montevideo real estate project for $26,260 and the sale of a percentage of the La Secreta land for $2,505. As of December 31, 2021, it corresponds to the sale of a percentage of the inventory of the Montevideo real estate project for $56,306 and the sale of a percentage of the La Secreta land for $455.

(2)	Revenues from services and rental income comprise:

	Year ended December 31,
	2023	2022	2021
Leases and real estate related income	317,828	264,322	200,263
Advertising	99,224	94,802	80,300
Distributors	93,702	84,424	94,988
Lease of physical space	86,598	100,968	63,185
Administration of real estate	52,613	43,719	38,814
Telephone	40,973	34,811	30,517
Transport	37,035	29,837	31,449
Commissions	33,867	27,354	25,931
Banking services	21,817	19,082	16,392
Money transfers	9,096	8,753	7,474
Other	26,740	33,174	19,990
Total service revenue	819,493	741,246	609,303

(3)	Other revenue relates to:

	Year ended December 31,
	2023	2022	2021
Marketing events	20,228	19,402	18,305
Real estate projects (a)	13,014	63,203	87,174
Collaboration agreements (b)	7,513	8,437	63,742
Royalty revenue	3,783	3,530	14,682
Other	31,745	29,779	23,423
Total other revenue	76,283	124,351	207,326

(a)	At December 31, 2022, it included mainly the bonus received for the operating results generated in real estate projects for $32.948, to the bonus to obtain permanence in a property lease for $6,000; and income from strategic alliances goals for $4,422.

(b)	Represents revenue from the following collaboration agreements:

	Year ended December 31,
	2023	2022	2021
Redeban S.A.	4,010	3,656	3,106
Éxito Media	2,907	1,153	1,586
Alianza Sura	481	3,588	-
Moviired S.A.S.	115	40	-
Compañía de Financiamiento Tuya S.A.	-	-	59,050
Total collaboration agreements	7,513	8,437	63,742